Investments in Available For Sale Securities	12 Months Ended
Dec. 31, 2013
INVESTMENTS IN AVAILABLE FOR SALE SECURITIES [Abstract]
INVESTMENTS IN AVAILABLE FOR SALE SECURITIES

NOTE 24: INVESTMENTS IN AVAILABLE FOR SALE SECURITIES

On May 19, 2011, Navios Holdings sold to Navios Partners both the Navios Luz and the Navios Orbiter. Out of the $130,000 total purchase price of these two vessels, $120,000 was paid in cash and the remaining amount of $10,000 was paid through the receipt of 507,916 newly issued common units of Navios Partners (see Note 7 and 19). Common units that the Company received from the sale of the vessels to Navios Partners were accounted for under guidance for available-for-sale securities until December 31, 2011.
On January 1, 2012, all of the outstanding subordinated units converted into 7,621,843 common units of Navios Partners (excluding the Series A subordinated units, which are a separate class of subordinated units). As a result, the Company's entire investment in Navios Partners (a portion of which was previously accounted for as available-for-sale securities) is accounted for by the equity method from January 1, 2012. As a result, the carrying value of the available-for sale securities of $82,572 plus the amount reflected in other comprehensive losses of $6,158 (in each case, as of December 31, 2011) was reclassified to “Investments in Affiliates” (See Note 9).

During the years ended December 31, 2013 and 2012, the Company received shares of Korea Line Corporation (“KLC”) as partial compensation for the claims filed under the Korean court for all unpaid amounts by KLC in respect of the employment of the vessels. The shares were valued at fair value upon the day of issuance. As of December 31, 2013 and December 31, 2012 the Company retained a total of 314,077 and 138,479 KLC shares, respectively. As of December 31, 2013 and December 31, 2012, the carrying amount of the available-for-sale securities related to KLC was $7,660 and $559, respectively.

The shares received from KLC were accounted for under the guidance for available-for-sale securities (the “AFS Securities”). Accordingly, unrealized gains and losses on these securities are reflected directly in equity unless an unrealized loss is considered “other-than-temporary”, in which case it is transferred to statements of comprehensive (loss)/ income. The Company has no other types of available-for-sale securities.
The unrealized holding (losses)/gains related to these AFS Securities included in “Accumulated Other Comprehensive (Loss)/Income” were $(11,172), $(558) and $6,166, respectively, as of December 31, 2013, 2012 and 2011. During 2013, 2012, and 2011, the Company did not recognize in earnings any realized losses.